April 13, 2016

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:
Registration Statement on Form N-14 for the Reorganization of the Calvert Large Cap Core Portfolio, a series of Calvert Social Investment Fund (“CSIF”), and the Calvert Global Value Fund and Calvert Global Equity Income Fund, each a series of Calvert SAGE Fund, into the Calvert Equity Portfolio, a series of CSIF (File No. 333-210012) – Rule 497(j) Filing

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus/Proxy Statement and Statement of Additional Information contained in Pre-Effective Amendment No. 2 to the above-referenced Registrant’s Registration Statement on Form N-14 that was electronically filed with the Commission via EDGAR on April 7, 2016. Accordingly, the Registrant hereby certifies that:

(i)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(b) under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the registration statement, and

(ii)	the text of the most recent registration statement amendment has been filed electronically.

Any communications relating to this filing should be directed to the undersigned at (301) 657-7044.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Investments, Inc.